Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value of Measurements [Abstract]
Fair Value Measurements
(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2011	In operations[1]	In OCI	Purchases	Sales	Level 3	Level 3	2012
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value [2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets [3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities [3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization [1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In operations[1]	In OCI	Purchases	Sales	Level 3	Level 3	2011
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.